NATIONWIDE

VA SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2,936,033 shares (cost $46,621,933)	$39,519,002
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
624,630 shares (cost $2,638,247)	3,479,190
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2,556,984 shares (cost $35,036,010)	31,399,762
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
7,242,900 shares (cost $75,965,014)	79,599,472
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
3,347,749 shares (cost $30,824,796)	32,640,555
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2,323,042 shares (cost $31,233,622)	30,501,535
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
1,612,021 shares (cost $27,722,289)	21,327,034
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2,418,593 shares (cost $32,305,840)	33,691,001
NVIT Fund - Class I (TRF)
893,716 shares (cost $8,933,835)	7,248,037
NVIT Money Market Fund - Class I (SAM)
4,242,110 shares (cost $4,242,110)	4,242,110
Equity-Income Portfolio - Initial Class (FEIP)
827,063 shares (cost $18,995,683)	13,902,933

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Initial Class (FOP)
261,194 shares (cost $5,101,038)	$3,930,963

Total Investments	301,481,594

Accounts Receivable	7,364
Total Assets	301,488,958

$301,488,958

Contract Owners’ Equity:
Accumulation units	301,108,785
Contracts in payout (annuitization) period	380,173

Total Contract Owners' Equity (note 5)	$301,488,958

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	OGGO	JPMMV1	OGAA	OGBDP	OGEI	OGLG	OGDMP
Reinvested dividends	$11,439,284	-	-	1,170,542	3,543,554	796,694	223,267	315,247
Mortality and expense risk charges (note 2)	(3,907,286)	(468,852)	(27,370)	(390,703)	(960,544)	(400,888)	(363,271)	(260,317)

Net investment income (loss)	7,531,998	(468,852)	(27,370)	779,839	2,583,010	395,806	(140,004)	54,930

Realized gain (loss) on investments	(17,305,344)	(2,839,334)	71,766	(1,719,252)	(1,817,356)	237,206	(1,911,970)	(2,205,379)
Change in unrealized gain (loss) on investments	68,517,242	15,776,133	840,943	6,902,728	4,999,021	6,136,637	9,987,305	8,066,684

Net gain (loss) on investments	51,211,898	12,936,799	912,709	5,183,476	3,181,665	6,373,843	8,075,335	5,861,305

Reinvested capital gains	950,838	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,694,734	12,467,947	885,339	5,963,315	5,764,675	6,769,649	7,935,331	5,916,235

Investment Activity:	OGDEP	TRF	SAM	FEIP	FOP	OGMVP	OGGB
Reinvested dividends	$894,801	89,958	2,853	278,981	75,043	79,796	3,968,548
Mortality and expense risk charges (note 2)	(416,701)	(87,996)	(72,826)	(162,562)	(45,670)	(14,939)	(234,647)

Net investment income (loss)	478,100	1,962	(69,973)	116,419	29,373	64,857	3,733,901

Realized gain (loss) on investments	27,267	(1,048,412)	-	(1,201,400)	(35,167)	(3,346,633)	(1,516,680)
Change in unrealized gain (loss) on investments	8,348,632	2,491,698	-	4,183,350	781,068	3,118,552	(3,115,509)

Net gain (loss) on investments	8,375,899	1,443,286	-	2,981,950	745,901	(228,081)	(4,632,189)

Reinvested capital gains	-	-	-	-	11,306	-	939,532

Net increase (decrease) in contract owners’ equity resulting from operations	$8,853,999	1,445,248	(69,973)	3,098,369	786,580	(163,224)	41,244

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		OGGO		JPMMV1		OGAA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,531,998	7,078,176	(468,852)	(791,579)	(27,370)	-	779,839	1,239,770
Realized gain (loss) on investments	(17,305,344)	(14,168,774)	(2,839,334)	1,142,498	71,766	-	(1,719,252)	(3,813,702)
Change in unrealized gain (loss) on investments	68,517,242	(170,616,750)	15,776,133	(45,339,102)	840,943	-	6,902,728	(18,257,199)
Reinvested capital gains	950,838	33,337,955	-	12,933,614	-	-	-	7,607,641

Net increase (decrease) in contract owners’ equity resulting from operations	59,694,734	(144,369,393)	12,467,947	(32,054,569)	885,339	-	5,963,315	(13,223,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,596,976	3,773,024	260,264	366,904	5,083	-	524,093	392,606
Transfers between funds	-	-	1,221,916	(887,811)	2,949,388	-	320,786	(87,262)
Redemptions (note 3)	(87,222,381)	(172,262,967)	(8,771,087)	(20,557,919)	(403,088)	-	(7,222,273)	(16,585,314)
Annuity benefits	(38,937)	(66,906)	(2,905)	(3,256)	-	-	(3,921)	(3,337)
Contingent deferred sales charges (note 2)	(89,815)	(255,047)	(8,948)	(27,353)	(209)	-	(7,017)	(18,763)
Adjustments to maintain reserves	80,707	33,055	10,713	(7)	42,630	-	12,561	(95)

Net equity transactions	(84,673,450)	(168,778,841)	(7,290,047)	(21,109,442)	2,593,804	-	(6,375,771)	(16,302,165)

Net change in contract owners’ equity	(24,978,716)	(313,148,234)	5,177,900	(53,164,011)	3,479,143	-	(412,456)	(29,525,655)
Contract owners’ equity beginning of period	326,467,674	639,615,908	34,335,374	87,499,385	-	-	31,818,232	61,343,887

Contract owners’ equity end of period	$301,488,958	326,467,674	39,513,274	34,335,374	3,479,143	-	31,405,776	31,818,232

CHANGES IN UNITS:
Beginning units	24,434,503	34,664,141	1,494,033	2,112,415	-	-	1,855,296	2,672,259
Units purchased	5,828,795	2,577,413	114,408	90,874	308,167	-	93,843	109,598
Units redeemed	(10,864,427)	(12,807,051)	(390,378)	(709,256)	(42,401)	-	(458,668)	(926,561)

Ending units	19,398,871	24,434,503	1,218,063	1,494,033	265,766	-	1,490,471	1,855,296

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OGBDP		OGEI		OGLG		OGDMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,583,010	2,994,761	395,806	428,261	(140,004)	(134,468)	54,930	(229,424)
Realized gain (loss) on investments	(1,817,356)	(710,063)	237,206	1,844,553	(1,911,970)	(9,250,382)	(2,205,379)	474,350
Change in unrealized gain (loss) on investments	4,999,021	(2,292,908)	6,136,637	(25,073,384)	9,987,305	(12,875,482)	8,066,684	(18,279,581)
Reinvested capital gains	-	-	-	-	-	-	-	3,107,874

Net increase (decrease) in contract owners’ equity resulting from operations	5,764,675	(8,210)	6,769,649	(22,800,570)	7,935,331	(22,260,332)	5,916,235	(14,926,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	383,119	654,760	255,200	392,024	252,696	311,749	205,925	257,467
Transfers between funds	46,112,860	(4,579,626)	2,476,908	1,480,599	540,895	(102,485)	1,212,550	2,066,011
Redemptions (note 3)	(22,229,717)	(22,179,701)	(9,047,920)	(17,760,067)	(6,527,431)	(15,184,418)	(6,180,260)	(11,563,816)
Annuity benefits	-	-	(6,372)	(11,041)	(827)	(1,054)	-	-
Contingent deferred sales charges (note 2)	(23,436)	(41,368)	(10,574)	(30,245)	(6,554)	(19,103)	(7,745)	(21,435)
Adjustments to maintain reserves	213	(14)	1,629	7,063	15,342	(206)	(970)	29

Net equity transactions	24,243,039	(26,145,949)	(6,331,129)	(15,921,667)	(5,725,879)	(14,995,517)	(4,770,500)	(9,261,744)

Net change in contract owners’ equity	30,007,714	(26,154,159)	438,520	(38,722,237)	2,209,452	(37,255,849)	1,145,735	(24,188,525)
Contract owners’ equity beginning of period	49,591,715	75,745,874	32,203,899	70,926,136	28,291,196	65,547,045	20,181,269	44,369,794

Contract owners’ equity end of period	$79,599,429	49,591,715	32,642,419	32,203,899	30,500,648	28,291,196	21,327,004	20,181,269

CHANGES IN UNITS:
Beginning units	3,330,953	5,087,378	3,994,505	5,455,148	2,162,700	3,005,913	1,762,714	2,340,278
Units purchased	3,665,241	199,409	485,051	407,054	131,327	132,254	216,756	261,543
Units redeemed	(2,055,858)	(1,955,834)	(1,236,016)	(1,867,697)	(535,286)	(975,467)	(588,292)	(839,107)

Ending units	4,940,336	3,330,953	3,243,540	3,994,505	1,758,741	2,162,700	1,391,178	1,762,714

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OGDEP		TRF		SAM		FEIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$478,100	(51,213)	1,962	5,629	(69,973)	48,380	116,419	189,497
Realized gain (loss) on investments	27,267	362,337	(1,048,412)	(430,501)	-	-	(1,201,400)	(1,586,634)
Change in unrealized gain (loss) on investments	8,348,632	(26,946,513)	2,491,698	(7,664,293)	-	-	4,183,350	(10,195,919)
Reinvested capital gains	-	5,389,506	-	1,877,549	-	-	-	25,389

Net increase (decrease) in contract owners’ equity resulting from operations	8,853,999	(21,245,883)	1,445,248	(6,211,616)	(69,973)	48,380	3,098,369	(11,567,667)

Equity transactions:
Purchase payments received from contract owners (note 3)	277,179	388,457	57,461	79,226	93,734	193,595	95,467	126,097
Transfers between funds	1,582,274	336,934	(81,144)	(433,529)	2,993,782	9,037,259	(113,359)	(565,021)
Redemptions (note 3)	(9,847,112)	(17,927,801)	(1,312,856)	(4,326,581)	(5,720,204)	(8,877,650)	(1,999,741)	(6,976,129)
Annuity benefits	-	-	(7,824)	(14,053)	-	-	(9,987)	(17,165)
Contingent deferred sales charges (note 2)	(12,185)	(33,545)	(344)	(1,631)	(3,301)	(10,970)	(1,689)	(2,487)
Adjustments to maintain reserves	(666)	11	10,181	8,154	1,479	(249)	19,866	9,842

Net equity transactions	(8,000,510)	(17,235,944)	(1,334,526)	(4,688,414)	(2,634,510)	341,985	(2,009,443)	(7,424,863)

Net change in contract owners’ equity	853,489	(38,481,827)	110,722	(10,900,030)	(2,704,483)	390,365	1,088,926	(18,992,530)
Contract owners’ equity beginning of period	32,837,023	71,318,850	7,139,474	18,039,504	6,946,585	6,556,220	12,816,448	31,808,978

Contract owners’ equity end of period	$33,690,512	32,837,023	7,250,196	7,139,474	4,242,102	6,946,585	13,905,374	12,816,448

CHANGES IN UNITS:
Beginning units	4,647,556	6,495,658	438,466	641,051	492,866	468,551	697,200	981,193
Units purchased	463,458	377,906	18,017	10,706	276,136	737,723	13,091	8,886
Units redeemed	(1,497,084)	(2,226,008)	(99,194)	(213,291)	(464,185)	(713,408)	(122,182)	(292,879)

Ending units	3,613,930	4,647,556	357,289	438,466	304,817	492,866	588,109	697,200

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOP		OGMVP		OGGB
	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$29,373	60,518	64,857	22,833	3,733,901	3,295,211
Realized gain (loss) on investments	(35,167)	230,857	(3,346,633)	(2,614,588)	(1,516,680)	182,501
Change in unrealized gain (loss) on investments	781,068	(4,496,888)	3,118,552	(1,583,725)	(3,115,509)	2,388,244
Reinvested capital gains	11,306	793,984	-	1,602,398	939,532	-

Net increase (decrease) in contract owners’ equity resulting from operations	786,580	(3,411,529)	(163,224)	(2,573,082)	41,244	5,865,956

Equity transactions:
Purchase payments received from contract owners (note 3)	27,625	35,326	3,534	1,974	155,596	572,839
Transfers between funds	(47,566)	(123,464)	(3,144,988)	(455,973)	(56,024,302)	(5,685,632)
Redemptions (note 3)	(421,950)	(1,547,676)	(308,692)	(2,320,178)	(7,230,050)	(26,455,717)
Annuity benefits	(7,101)	(17,000)	-	-	-	-
Contingent deferred sales charges (note 2)	(47)	(687)	(872)	(3,215)	(6,894)	(44,245)
Adjustments to maintain reserves	6,995	8,594	(42,690)	8	3,424	(75)

Net equity transactions	(442,044)	(1,644,907)	(3,493,708)	(2,777,384)	(63,102,226)	(31,612,830)

Net change in contract owners’ equity	344,536	(5,056,436)	(3,656,932)	(5,350,466)	(63,060,982)	(25,746,874)
Contract owners’ equity beginning of period	3,588,545	8,644,981	3,656,932	9,007,398	63,060,982	88,807,856

Contract owners’ equity end of period	$3,933,081	3,588,545	-	3,656,932	-	63,060,982

CHANGES IN UNITS:
Beginning units	258,046	346,501	271,369	425,613	3,028,799	4,632,183
Units purchased	3,965	19,839	996	143	38,339	221,478
Units redeemed	(35,380)	(108,294)	(272,365)	(154,387)	(3,067,138)	(1,824,862)

Ending units	226,631	258,046	-	271,369	-	3,028,799

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

Z CLOSED FUNDS

Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)*

Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $562,551 and $1,585,616, respectively, and total transfers from the Account to the fixed account were $11,575,606 and $16,029,806, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $899,500 and $305,441 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market particip ants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$301,481,594	0	$301,481,594

Accounts Receivable of $7,364 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)	$249,937	$10,842,459
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	3,069,463	431,216
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)	1,819,855	9,141,119
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)	56,470,799	31,462,300
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)	1,254,731	6,952,507
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)	343,984	8,120,832
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)	636,137	7,557,045
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)	1,165,478	8,660,216
NVIT Fund - Class I (TRF)	346,061	2,726,700
NVIT Money Market Fund - Class I (SAM)	2,339,728	5,044,183
Equity-Income Portfolio - Initial Class (FEIP)	575,054	3,668,988
VIP Fund - Overseas Portfolio - Initial Class (FOP)	131,082	567,246
JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)	88,401	6,863,907
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)	4,908,079	64,853,841

Total	$73,398,789	$166,892,559

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)
2009	1.30%	1,218,063	$32.439433	$39,513,274	0.00%	41.18%
2008	1.30%	1,494,033	22.977335	34,328,897	0.00%	-44.52%
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	1.30%	265,766	13.091003	3,479,143	0.00%	30.91%	5/15/2009
JPMorgan Insurance Trust Balanced Portfolio 1 (OGAA)
2009	1.30%	1,490,471	21.060941	31,390,743	3.92%	22.84%
2008	1.30%	1,855,296	17.145561	31,810,091	3.91%	-25.29%
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)
2009	1.30%	4,940,336	16.112149	79,599,429	4.80%	8.22%
2008	1.30%	3,330,953	14.888146	49,591,715	5.99%	-0.01%
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)
2009	1.30%	3,243,540	10.039975	32,565,071	2.60%	24.79%
2008	1.30%	3,994,505	8.045249	32,136,787	2.12%	-38.02%
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115	12.515227	89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)
2009	1.30%	1,758,741	17.341196	30,498,672	0.80%	32.57%
2008	1.30%	2,162,700	13.080386	28,288,951	1.00%	-40.01%
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)
2009	1.30%	1,391,178	15.330188	21,327,004	1.59%	33.90%
2008	1.30%	1,762,714	11.448975	20,181,269	0.59%	-39.61%
2007	1.30%	2,340,278	18.959198	44,369,794	0.71%	1.52%
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)
2009	1.30%	3,613,930	9.322403	33,690,512	2.82%	31.94%
2008	1.30%	4,647,556	7.065439	32,837,023	1.19%	-35.65%
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
NVIT Fund - Class I (TRF)
2009	1.30%	357,289	20.048181	7,162,995	1.31%	24.46%
2008	1.30%	438,466	16.108472	7,063,017	1.34%	-42.32%
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- C

NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2009	1.30%	304,817	$13.916881	$4,242,102	0.04%	-1.26%
2008	1.30%	492,866	14.094268	6,946,585	2.05%	0.73%
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.30%	588,109	23.457056	13,795,282	2.21%	28.52%
2008	1.30%	697,200	18.252304	12,725,506	2.13%	-43.40%
2007	1.30%	981,193	32.248723	31,642,221	1.63%	0.20%
2006	1.30%	1,332,817	32.183235	42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	1.30%	226,631	16.963952	3,844,558	2.05%	24.88%
2008	1.30%	258,046	13.583708	3,505,222	2.27%	-44.54%
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
Insurance Trust - Insurance Trust Diversified Mid Cap Value Portfolio 1 (obsolete) (OGMVP)
2008	1.30%	271,369	13.475864	3,656,932	1.65%	-36.32%
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
Insurance Trust - Insurance Trust Government Bond Portfolio 1 (obsolete) (OGGB)
2008	1.30%	3,028,799	20.820458	63,060,982	5.62%	8.60%
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%

2009	Reserves for annuity contracts in payout phase:				380,173
2009	Contract owners equity:				$301,488,958
2008	Reserves for annuity contracts in payout phase:				334,697
2008	Contract owners equity:				$326,467,674
2007	Reserves for annuity contracts in payout phase:				610,389
2007	Contract owners equity:				$639,615,908
2006	Reserves for annuity contracts in payout phase:				632,986
2006	Contract owners equity:				$804,945,070
2005	Reserves for annuity contracts in payout phase:				625,372
2005	Contract owners equity:				$983,993,418
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
****	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010